UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                      ICM SMALL COMPANY PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 95.3%
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                  -------------   --------------
AUTO & TRANSPORTATION - 3.6%
   BorgWarner (A)                                       337,300   $   29,159,585
   Celadon Group (A)*                                   705,200       10,620,312
   Commercial Vehicle Group (A) *                       562,000        8,149,000
   Marten Transport *                                   237,800        3,559,866
   Modine Manufacturing (A)                             229,900        5,885,440
   Wright Express (A) *                                  32,600        1,110,356
                                                                  --------------
                                                                      58,484,559
                                                                  --------------
CONSUMER DISCRETIONARY - 15.6%
   Ameristar Casinos (A)                                392,600       12,437,568
   Brady, Cl A (A)                                      126,600        4,429,734
   Brown Shoe                                            67,300        1,409,262
   Buckle (A)                                           244,650        8,550,518
   Callaway Golf (A)                                    640,300       10,392,069
   Carter's (A)*                                        455,500        9,642,935
   Comfort Systems USA (A)                              577,600        7,474,144
   Ethan Allen Interiors (A)                            354,700       12,116,552
   Fred's (A)                                           401,300        4,763,431
   FTI Consulting (A)*                                  303,100       12,436,193
   G&K Services, Cl A (A)                               263,300        9,810,558
   Genlyte Group (A)*                                   154,100       10,720,737
   Group 1 Automotive (A)                               315,200       11,826,304
   Haverty Furniture (A)                                235,000        2,620,250
   Insight Enterprises (A) *                            700,800       15,810,048
   Jarden (A)*                                          367,100       13,263,323
   Landry's Restaurants (A)                             165,200        4,376,148
   Men's Wearhouse                                      553,000       27,318,200
   Outdoor Channel Holdings (A)*                        231,700        2,242,856
   Ralcorp Holdings (A)*                                266,700       13,857,732
   Regis (A)                                            338,700       11,807,082
   Ruby Tuesday (A)                                     361,000        8,032,250
   Schawk (A)                                           532,300       10,166,930
   THQ (A) *                                            445,850       12,822,646

THE ADVISORS' INNER CIRCLE FUND                      ICM SMALL COMPANY PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                  -------------   --------------
CONSUMER DISCRETIONARY - CONTINUED
   Toro (A)                                             249,500   $   14,026,890
                                                                  --------------
                                                                     252,354,360
                                                                  --------------
ENERGY - 8.7%
   Comstock Resources (A) *                             482,100       12,949,206
   Equitable Resources (A)                              436,900       20,582,359
   Oceaneering International (A)*                       647,000       36,335,520
   Penn Virginia (A)                                    900,000       34,830,000
   St. Mary Land & Exploration                          504,000       16,778,160
   Tetra Technologies (A)*                              208,400        5,795,604
   Unit (A)*                                            252,000       13,875,120
                                                                  --------------
                                                                     141,145,969
                                                                  --------------
FINANCIAL SERVICES - 9.2%
   Alabama National Bancorporation (A)                  106,600        5,689,242
   Boston Private Financial Holdings (A)                255,600        6,515,244
   Capital Corp of the West (A)                          84,780        1,491,280
   Colonial BancGroup (A)                               410,200        8,946,462
   Columbia Banking System (A)                          423,100       10,746,740
   CVB Financial (A)                                  1,190,585       11,655,827
   Dearborn Bancorp (A)*                                256,445        3,346,607
   Dime Community Bancshares (A)                        609,300        6,818,067
   Encore Bancshares (A)*                                69,000        1,557,330
   Financial Federal                                     11,900          337,365
   First Mercury Financial *                            314,500        6,220,810
   First State Bancorporation (A)                        64,500        1,113,270
   FNB (A)                                              620,300        9,310,703
   Hanmi Financial                                      630,408        9,140,916
   Heritage Commerce (A)                                110,000        2,183,500
   Jack Henry & Associates (A)                          302,200        7,258,844
   LandAmerica Financial Group, Cl A (A)                 52,200        3,997,998
   Prosperity Bancshares (A)                            474,900       13,449,168
   Sterling Bancorp (A)                                 269,889        3,926,885
   Trico Bancshares                                     265,400        5,366,388
   UCBH Holdings (A)                                    516,390        8,489,452

THE ADVISORS' INNER CIRCLE FUND                      ICM SMALL COMPANY PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                  -------------   --------------
FINANCIAL SERVICES - CONTINUED
   Waddell & Reed Financial, Cl A (A)                   575,600   $   14,510,876
   West Coast Bancorp                                   297,400        7,785,932
                                                                  --------------
                                                                     149,858,906
                                                                  --------------
HEALTH CARE - 6.3%
   Bio-Rad Laboratories, Cl A (A)*                      270,000       20,023,200
   Cardiac Science *                                    424,641        4,373,802
   Computer Programs & Systems (A)                       71,500        1,912,625
   Conmed (A)*                                          523,800       14,614,020
   Dentsply International                               575,000       20,981,750
   Medical Action Industries *                          255,000        4,962,300
   Omnicare                                             339,000       11,241,240
   Orthofix International (A)*                          234,000       10,076,040
   RehabCare Group *                                    352,000        4,987,840
   Symmetry Medical (A)*                                554,100        8,272,713
                                                                  --------------
                                                                     101,445,530
                                                                  --------------
MATERIALS & PROCESSING - 18.9%
   Acuity Brands                                        192,200       11,359,020
   Albany International, Cl A (A)                       446,100       16,719,828
   Aptargroup (A)                                       800,000       29,120,000
   Armor Holdings *                                     200,300       17,622,394
   Beacon Roofing Supply (A)*                           788,400       11,794,464
   Cambrex (A)                                          426,400        5,824,624
   Carpenter Technology (A)                             168,200       19,963,658
   Century Aluminum (A)*                                155,400        8,009,316
   Compass Minerals International                       128,300        4,213,372
   Eagle Materials (A)                                  190,000        8,308,700
   Gibraltar Industries (A)                             591,900       11,429,589
   Griffon (A)*                                         239,600        4,209,772
   Interline Brands (A)*                                205,200        4,713,444
   Kaydon (A)                                           346,700       18,447,907
   Michael Baker *                                      135,200        4,873,960
   Minerals Technologies (A)                            199,500       12,901,665
   NN                                                   363,900        3,857,340

THE ADVISORS' INNER CIRCLE FUND                      ICM SMALL COMPANY PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                  -------------   --------------
MATERIALS & PROCESSING - CONTINUED
   Nordson (A)                                          258,500   $   11,828,960
   Northwest Pipe (A)*                                  175,000        5,881,750
   OM Group (A)*                                        223,900       10,845,716
   Quanex (A)                                           347,800       15,671,868
   Rogers (A)*                                          359,200       12,981,488
   Spartech (A)                                         561,100       12,372,255
   Tronox, Cl B                                         925,100       11,378,730
   UAP Holding (A)                                      425,100       11,549,967
   Universal Forest Products (A)                        204,000        8,070,240
   Watsco (A)                                           250,300       12,492,473
                                                                  --------------
                                                                     306,442,500
                                                                  --------------
PRODUCER DURABLES - 16.2%
   Actuant, Cl A (A)                                    333,200       20,318,536
   Ametek                                               722,850       28,205,607
   ATMI *                                               428,200       12,409,236
   Belden CDT (A)                                       270,000       14,790,600
   Cognex (A)                                           631,300       13,276,239
   Cymer (A)*                                           296,900       12,692,475
   Diebold                                              305,800       15,494,886
   Entegris (A)*                                      1,712,659       18,462,464
   ESCO Technologies (A)*                               334,300       12,125,061
   Esterline Technologies (A)*                          461,900       21,381,351
   Heico, Cl A                                          485,600       16,146,200
   Itron (A)*                                           271,700       21,581,131
   Kaman                                                637,000       21,333,130
   Littelfuse *                                         245,400        7,997,586
   MDC Holdings (A)                                     141,700        6,518,200
   PDF Solutions (A)*                                   244,700        2,713,723
   Photronics (A)*                                      649,000        9,098,980
   Quixote (A)                                          283,100        5,305,294
   Ultratech (A)*                                       153,600        1,926,144
                                                                  --------------
                                                                     261,776,843
                                                                  --------------

THE ADVISORS' INNER CIRCLE FUND                      ICM SMALL COMPANY PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                  -------------   --------------
REAL ESTATE INVESTMENT TRUSTS - 4.2%
   Brandywine Realty Trust (A)                          262,130   $    6,322,576
   Camden Property Trust (A)                            135,600        7,452,576
   First Industrial Realty Trust (A)                    121,200        4,691,652
   Hersha Hospitality Trust (A)                         696,400        7,312,200
   Kite Realty Group Trust (A)                          532,000        8,490,720
   LaSalle Hotel Properties (A)                         239,600        9,591,188
   Lexington Corporate Properties Trust (A)             341,100        6,436,557
   Liberty Property Trust (A)                           169,700        6,365,447
   Mack-Cali Realty (A)                                  96,900        3,740,340
   Parkway Properties (A)                               101,100        4,102,638
   Ramco-Gershenson Properties (A)                      134,900        4,343,780
                                                                  --------------
                                                                      68,849,674
                                                                  --------------
TECHNOLOGY - 12.1%
   Adaptec (A)*                                       2,085,000        7,297,500
   Analogic (A)                                          92,600        6,147,714
   Avocent (A)*                                         518,000       14,167,300
   Black Box                                             71,300        2,869,825
   Catapult Communications *                            156,000        1,329,120
   CommScope (A)*                                       590,200       32,124,586
   Excel Technology (A)*                                306,800        7,673,068
   Hutchinson Technology (A)*                           429,700        8,619,782
   i2 Technologies (A)*                                  20,300          329,672
   Imation (A)                                          357,800       11,191,984
   Inter-Tel (A)                                        478,100       11,866,442
   Kemet (A)*                                         1,158,600        8,156,544
   Macrovision (A)*                                     310,000        7,371,800
   Mantech International, Cl A *                        273,600        8,935,776
   Measurement Specialties *                             44,700          983,847
   Moldflow *                                           322,500        6,733,800
   Plexus (A)*                                          362,000        8,778,500
   Progress Software (A)*                               536,300       16,223,075
   Radyne *                                               9,800          109,466
   Semtech (A)*                                         418,900        6,807,125

THE ADVISORS' INNER CIRCLE FUND                      ICM SMALL COMPANY PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                  -------------   --------------
TECHNOLOGY - CONTINUED
   Tekelec (A)*                                         806,800   $   10,335,108
   Trimble Navigation (A)*                              525,600       17,360,568
                                                                  --------------
                                                                     195,412,602
                                                                  --------------
UTILITIES - 0.5%
   Iowa Telecommunications Services (A)                 372,400        7,656,544
                                                                  --------------

   TOTAL COMMON STOCK
      (Cost $1,057,345,250)                                        1,543,427,487
                                                                  --------------

--------------------------------------------------------------------------------
MASTER NOTES - 2.2%
--------------------------------------------------------------------------------

                                                       FACE
                                                      AMOUNT
                                                  -------------

   Bear Stearns
      5.575%, 08/01/07 (D)                        $  15,000,000       15,000,000
   JPMorgan Securities
      5.455%, 08/15/07 (D)                           20,000,000       20,000,000
                                                                  --------------

   TOTAL MASTER NOTES
      (Cost $35,000,000)                                              35,000,000
                                                                  --------------

--------------------------------------------------------------------------------
BANK NOTE - 1.3%
--------------------------------------------------------------------------------

   National City
      5.477%, 04/18/08 (C) (D)
      (Cost $21,547,739)                             21,500,000       21,547,739
                                                                  --------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - 0.2%
--------------------------------------------------------------------------------
   Autobahn Funding
      5.501%, 08/01/07 (B) (D)
      (Cost $2,499,618)                               2,500,000        2,499,618
                                                                  --------------

THE ADVISORS' INNER CIRCLE FUND                      ICM SMALL COMPANY PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 17.3%
--------------------------------------------------------------------------------

                                                       FACE
                                                      AMOUNT           VALUE
                                                  -------------   --------------
Bear Stearns
   5.425%, dated 07/31/07, to be repurchased on
   08/01/07, repurchase price $160,024,111
   (collateralized by mortgage obligations,
   ranging in par value $3,050,000-$39,000,000,
   0.000%-6.000%, 02/25/19-07/15/41, with a
   total market value of $163,202,151) (D)        $ 160,000,000   $  160,000,000
Bear Stearns
   5.450%, dated 07/31/07, to be repurchased on
   08/01/07, repurchase price $50,007,569
   (collateralized by mortgage obligations,
   ranging in par value $3,050,000-$39,000,000,
   0.000%-6.000%, 02/25/19-07/15/41, with a
   total market value of $51,000,672) (D)            50,000,000       50,000,000
Lehman Brothers
   5.425%, dated 07/31/07, to be repurchased on
   08/01/07, repurchase price $2,891,480,
   (collateralized by a mortgage obligation,
   par value $2,885,000, 0.001%, 08/25/37, with
   a total market value of $2,953,043) (D)            2,891,044        2,891,044
Morgan Stanley
   5.100%, dated 07/31/07, to be repurchased on
   08/01/07, repurchase price $67,849,459
   (collateralized by various U.S.
   Government obligations, ranging in par value
   $12,385,000-$32,991,997, 5.100%,
   12/19/07-04/16/08, with a total market value
   of $69,199,496)                                   67,839,848       67,839,848
                                                                  --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $280,730,892)                                               280,730,892
                                                                  --------------

TOTAL INVESTMENTS - 116.3%
   (Cost $1,397,123,499) +                                        $1,883,205,736
                                                                  ==============

THE ADVISORS' INNER CIRCLE FUND                      ICM SMALL COMPANY PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $1,620,034,743.

*     NON-INCOME PRODUCING SECURITY.
(A) THESE SECURITIES OR A PARTIAL POSITION OF THESE SECURITIES WERE ON LOAN. THE TOTAL VALUE OF SECURITIES ON LOAN AS OF JULY 31, 2007 WAS $261,593,094.
(B)   SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
      19. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THIS SECURITY WAS $2,499,618 AND REPRESENTED 0.2% OF NET ASSETS.
(C) VARIABLE RATE SECURITY. THE RATE SHOWN IS THE RATE IN EFFECT ON JULY 31, 2007. DATES SHOWN REPRESENT THE NEXT INTEREST RESET DATE.
(D) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2007 WAS $271,938,401.
CL - CLASS

+ AT JULY 31, 2007, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $1,397,123,499, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $547,742,652 AND $(61,660,415), RESPECTIVELY.

      FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

      THE PORTFOLIO MAY LEND PORTFOLIO SECURITIES PURSUANT TO A SECURITIES LENDING AGREEMENT ("LENDING AGREEMENT") WITH UNION BANK OF CALIFORNIA. UNLESS OTHERWISE AGREED, LOANS OF PORTFOLIO SECURITIES MADE PURSUANT TO THE LENDING AGREEMENT ARE REQUIRED AT ALL TIMES TO BE SECURED BY COLLATERAL EQUAL TO AT LEAST 102% OF THE CURRENT MARKET VALUE OF THE SECURITIES LOANED. CASH COLLATERAL RECEIVED IS INVESTED PURSUANT TO THE TERMS OF THE LENDING AGREEMENT. ALL SUCH INVESTMENTS ARE MADE AT THE RISK OF THE PORTFOLIO, AS SUCH, THE PORTFOLIO IS LIABLE FOR INVESTMENT LOSSES. THE PORTFOLIO RECEIVES AN ANNUAL FEE FOR ITS PARTICIPATION IN THE LENDING AGREEMENT BASED ON PROJECTED LENDING ACTIVITY.

      ICM-QH-001-0700

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007

By (Signature and Title)*                   /s/ Michael Lawson
                                            -------------------------------
                                            Michael Lawson
                                            Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.